Shareholders' Equity - Common Stock and Warrants (Details)			1 Months Ended						3 Months Ended			12 Months Ended
	Feb. 03, 2015 $ / shares shares	Jul. 14, 2014 $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 individual $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Apr. 13, 2015 $ / shares shares	Mar. 18, 2014 $ / shares shares	Mar. 17, 2014 $ / shares shares	Jan. 14, 2014 $ / shares shares
Shareholders' Equity
Debt converted | $						$ 6,301,241	$ 986,793							$ 6,744,139
Conversion of debt into shares (in shares) | shares						5,139,169	246,867							1,854,638
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares														1,948,948
Common stock, shares authorized | shares					500,000,000				500,000,000			500,000,000		500,000,000		500,000,000	22,500,000
Common stock, par value					$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.01
Adjustment for fair value of warrants | $											$ (93,000)
Common Stock Warrants
Shareholders' Equity
Warrants outstanding exchanged for common stock (in shares) | shares								389,790			19,692	19,692
Cancellation of warrants, shares that were available for purchase under warrant agreement (in shares) | shares								1,948,948			3,938	3,938
Fair value of shares issued in excess of the warrants exchanged | $											$ 7,906	$ 7,906		$ 681,189
Exercise price of warrants exchanged during period (in dollars per share)											$ 4.00	$ 4.00
Exercise price of warrants (in dollars per share)					$ 2.00	$ 1.88						$ 2.00
Fair value of warrants issued during period | $														$ 157,000
Shares that may be purchased under warrant agreement | shares					2,229,702	3,289,086						2,229,702		232,450
Period of warrant						5 years						5 years
Adjustment for fair value of warrants | $												$ 46,000
Common Stock Warrants | Minimum
Shareholders' Equity
Exercise price of warrants (in dollars per share)														$ 4.00
Common Stock Warrants | Maximum
Shareholders' Equity
Exercise price of warrants (in dollars per share)														$ 5.00
Common Stock Warrants | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 1.15							$ 1.15
Common Stock Warrants | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)					1.15							$ 1.15
Common Stock Warrants | Short term notes payable
Shareholders' Equity
Exercise price of warrants (in dollars per share)							$ 3.60											$ 3.60
Fair value of warrants issued during period | $												$ 573
Shares that may be purchased under warrant agreement | shares							821,250											821,250
Warrants issued equal to percentage of principal amount of debt							25.00%
Total borrowings | $													$ 3,285,000
Common Stock Warrants | Short term notes payable | Minimum
Shareholders' Equity
Period of warrant							3 years
Common Stock Warrants | Short term notes payable | Maximum
Shareholders' Equity
Period of warrant							5 years
Common Stock Warrants | Short term notes payable | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)															$ 1.40
Shares that may be purchased under warrant agreement | shares															821,250
Common Stock Warrants | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)		$ 1.88
Shares that may be purchased under warrant agreement | shares		2,250,000
Period of warrant		5 years
Common Stock Warrants | Director | Short term notes payable
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares													718,750
Total borrowings | $													$ 2,875,000
Common Stock Warrants | Placement Agent | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 1.15							$ 1.15
Shares that may be purchased under warrant agreement | shares					109,931							109,931
Period of warrant												5 years
Common Stock Warrants | Placement Agent | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 2.00							$ 2.00
Period of warrant									5 years			5 years
Common Stock Warrants | Placement Agent | Private Placement | Maximum
Shareholders' Equity
Shares that may be purchased under warrant agreement | shares					100,224							100,224
Common Stock Warrants | Investor
Shareholders' Equity
Exercise price of warrants (in dollars per share)				$ 1.40	$ 1.50							$ 1.50
Fair value of warrants issued during period | $					$ 60,327
Shares that may be purchased under warrant agreement | shares				75,000	325,324							325,324
Period of warrant				10 years	5 years
Number of investors | individual				3
Adjustment for fair value of warrants | $									$ 11,238
Common Stock Warrants | Guarantee of Lease by Director | Director
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 1.15
Fair value of warrants issued during period | $			$ 76,489
Shares that may be purchased under warrant agreement | shares			407,614
Period of warrant			5 years
Common Stock Warrants | Guarantee of Lease by Director | Director | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)			$ 1.15
Shares that may be purchased under warrant agreement | shares			407,614
Period of warrant			5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)	$ 2.00								$ 2.00
Adjusted exercise price of warrants (in dollars per share)	1.15								$ 1.15
Shares that may be purchased under warrant agreement | shares									9,000
Period of warrant									5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 2.00							$ 2.00
Adjusted exercise price of warrants (in dollars per share)					$ 1.15							$ 1.15
Shares that may be purchased under warrant agreement | shares					9,000							9,000
Period of warrant												5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 2.00				$ 2.00			$ 2.00
Adjusted exercise price of warrants (in dollars per share)					$ 1.15				$ 1.15			$ 1.15
Shares that may be purchased under warrant agreement | shares					2,229,702				9,000			2,229,702
Period of warrant									5 years			5 years
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)										$ 2.00
Adjusted exercise price of warrants (in dollars per share)										$ 1.15
Shares that may be purchased under warrant agreement | shares										9,000
Period of warrant										5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Shareholders' Equity
Exercise price of warrants (in dollars per share)									$ 1.15
Shares that may be purchased under warrant agreement | shares									2,065,891
Period of warrant									5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)					$ 1.15							$ 1.15
Shares that may be purchased under warrant agreement | shares					2,065,891							2,065,891
Period of warrant												5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)									$ 1.15
Shares that may be purchased under warrant agreement | shares									2,065,891
Period of warrant									5 years
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)										$ 1.15
Shares that may be purchased under warrant agreement | shares										2,065,891
Period of warrant										5 years
Common Stock Purchase Warrants Issued 2.00 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)									$ 2.00
Shares that may be purchased under warrant agreement | shares									270
Common Stock Purchase Warrants Issued 1.15 per Share [Member] | Placement Agent
Shareholders' Equity
Exercise price of warrants (in dollars per share)									$ 1.15
Shares that may be purchased under warrant agreement | shares									109,931
Common Stock
Shareholders' Equity
Issuance of shares (in shares) | shares			74,765									4,542,782		319,000
Share price (in dollars per share)														$ 4.00
Stock issued as consideration for reverse merger (in shares) | shares											456,486	488,970
Convertible Preferred Stock
Shareholders' Equity
Minimum aggregate financing required after closing for full ratchet | $									$ 5,000,000
Convertible Preferred Stock Series A
Shareholders' Equity
Issuance of shares (in shares) | shares									9,000			2,229,702
Share price (in dollars per share)					$ 1.50				$ 1.50			$ 1.50
Minimum aggregate financing required after closing for full ratchet | $									$ 5,000,000
Convertible Preferred Stock Series A | Subsequent Event
Shareholders' Equity
Issuance of shares (in shares) | shares												9,000
Share price (in dollars per share)					1.50							$ 1.50
Minimum aggregate financing required after closing for full ratchet | $												$ 5,000,000
Convertible Preferred Stock Series A | Private Placement
Shareholders' Equity
Share price (in dollars per share)					1.50				$ 1.50			$ 1.50
Convertible Preferred Stock Series A | Private Placement | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)										$ 1.50
Convertible Preferred Stock Series B
Shareholders' Equity
Issuance of shares (in shares) | shares									2,065,891
Share price (in dollars per share)	$ 1.15								$ 1.15
Convertible Preferred Stock Series B | Subsequent Event
Shareholders' Equity
Issuance of shares (in shares) | shares												2,065,891
Share price (in dollars per share)					$ 1.15							$ 1.15
Convertible Preferred Stock Series B | Private Placement
Shareholders' Equity
Share price (in dollars per share)									$ 1.15
Convertible Preferred Stock Series B | Private Placement | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)										$ 1.15
Convertible Preferred Stock Series B | Director | Private Placement
Shareholders' Equity
Conversion of debt into shares (in shares) | shares	217,391
Convertible Preferred Stock Series B | Director | Private Placement | Subsequent Event
Shareholders' Equity
Conversion of debt into shares (in shares) | shares	217,391